Convertible Preferred Stock and Stockholders' (Deficit) Equity (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Shares of Common Stock Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

June 30, 2013
Conversion of preferred stock and preferred stock warrants	7,509
Stock options issued and outstanding	380
Authorized for future grant under the 2011 Stock Incentive Plan	467

8,356

Schedule of Convertible Preferred Stock

Convertible preferred stock as of June 30, 2012 and 2013 consists of the following:

	Shares Authorized	Original Issue Price per Share	Shares Issued and Outstanding	Aggregate Liquidation Amount	Carrying Value
Series A-1	29,737	$0.9658	22,466	$21,698	$21,526
Series A-1A	11,572	$0.9658	11,479	11,086	10,998

Balance at June 30, 2012	41,309		33,945	$32,784	$32,524

Series A-1	29,737	$0.9658	22,466	$21,698	$21,526
Series A-1A	11,572	$0.9658	11,479	11,086	10,998
Series B-1	67,570	$0.1297	66,147	8,579	6,539
Series B-2	140,542	$0.1485	122,750	18,228	19,040
Series B-3	82,670	—	—	—	—

Balance at June 30, 2013	332,091		222,842	$59,591	$58,103